UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09135

        Nuveen New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Fund (NAN)
	June 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.8% (0.6% of Total Investments)
$ 500	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB–	$510,595
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
600	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	595,860
	Series 2007A, 5.000%, 12/01/23

1,100	Total Consumer Discretionary			1,106,455

	Consumer Staples – 2.7% (1.8% of Total Investments)
400	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	411,000
	5.250%, 6/01/25
875	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	908,731
	Series 2002, 5.375%, 5/15/33
325	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	333,232
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
975	4.750%, 6/01/22	6/16 at 100.00	BBB	973,411
1,125	5.000%, 6/01/26	6/16 at 100.00	BBB	1,136,329

3,700	Total Consumer Staples			3,762,703

	Education and Civic Organizations – 18.1% (12.0% of Total Investments)
380	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	381,186
	2007A, 5.000%, 7/01/31
160	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	159,619
	Schools, Series 2007A, 5.000%, 4/01/37
120	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	120,716
	University, Series 2006, 5.000%, 5/01/23
1,635	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	AA	1,671,820
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,061,490
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
845	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	941,406
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	523,655
	Series 2000, 5.375%, 7/01/20 – FSA Insured
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/09 at 101.00	AA	1,310,050
	Series 1999, 6.250%, 7/01/29 – RAAI Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999:
1,750	6.000%, 7/01/20 – RAAI Insured	7/09 at 102.00	AA	1,844,780
750	6.000%, 7/01/28 – RAAI Insured	7/09 at 102.00	AA	789,360
1,630	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	A3	1,503,349
	College Project, Series 2007-A2, 4.500%, 8/01/36
370	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	378,895
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
	Kenmore Housing Authority, New York, Revenue Bonds, State University of New York at Buffalo
	Student Apartment Project, Series 1999A:
3,050	5.500%, 8/01/19 – RAAI Insured	8/09 at 102.00	AA	3,173,007
2,750	5.500%, 8/01/24 – RAAI Insured	8/09 at 102.00	AA	2,862,943
3,070	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	6/09 at 102.00	AA	3,177,204
	Fisher College, Series 1999, 5.375%, 6/01/24 – RAAI Insured
330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	336,369
	Francis College, Series 2004, 5.000%, 10/01/34
1,800	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	1,842,714
	Greater New York, Series 2002, 5.250%, 8/01/21
450	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	AAA	466,214
	Project, Series 2006, 5.000%, 3/01/36 – MBIA Insured
500	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of American Folk	7/10 at 101.00	A	530,230
	Art, Series 2000, 6.000%, 7/01/22 – ACA Insured
1,500	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara	11/11 at 101.00	AA	1,581,435
	University, Series 2001A, 5.350%, 11/01/23 – RAAI Insured
245	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	247,234
	College, Series 2007, 5.000%, 10/01/27

24,085	Total Education and Civic Organizations			24,903,676

	Financials – 0.5% (0.3% of Total Investments)
600	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	AA–	651,768
	2005, 5.250%, 10/01/35

	Health Care – 34.8% (23.2% of Total Investments)
	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Medical Center,
	Series 1999:
1,120	6.000%, 5/01/19	5/09 at 101.00	N/R	1,146,466
1,460	6.000%, 5/01/29	5/09 at 101.00	N/R	1,492,281
2,330	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/09 at 101.00	AAA	2,397,477
	Memorial Hospital of William F. and Gertrude F. Jones Inc., Series 1999, 5.250%, 8/01/19 –
	MBIA Insured
4,825	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	AAA	4,999,858
	Montefiore Medical Center, Series 1999, 5.450%, 8/01/29 – AMBAC Insured
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,
	Victory Memorial Hospital, Series 1999:
1,925	5.250%, 8/01/15 – MBIA Insured	8/09 at 101.00	AAA	1,982,712
2,000	5.375%, 8/01/25 – MBIA Insured	8/09 at 101.00	AAA	2,072,100
625	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	644,675
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/15 at 100.00	AA	2,008,360
	Gurwin Jewish Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41
2,600	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	AA	2,626,078
	Hospital, Series 2005, 4.900%, 8/15/31
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997:
2,000	5.500%, 7/01/17 – RAAI Insured	7/07 at 102.00	AA	2,042,140
2,000	5.500%, 7/01/27 – RAAI Insured	7/07 at 102.00	AA	2,042,060
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	Baa1	2,131,960
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated
	Group, Series 2001:
165	5.375%, 7/01/20	7/11 at 101.00	Ba2	169,176
500	5.500%, 7/01/30	7/11 at 101.00	Ba2	514,180
1,500	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	1,544,385
	Center, Series 2006-1, 5.000%, 7/01/35
1,575	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1	1,667,075
	Group, Series 2000A, 6.500%, 7/01/25
250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	7/08 at 100.00	BBB	252,590
	2000C, 5.500%, 7/01/26
1,425	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	1,523,781
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A3	1,015,980
	Obligated Group, Series 2005A, 5.000%, 11/01/34
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	517,940
	Hospital, Series 2003B, 5.500%, 7/01/23
600	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	622,956
	Hospital Association, Series 2003A, 5.500%, 7/01/32
1,850	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	2/08 at 101.50	AAA	1,894,123
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – MBIA Insured
905	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	921,887
	Project, Series 2006, 5.500%, 8/01/33
420	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/10 at 100.00	BB	432,646
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
1,750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AAA	1,836,695
	2003A, 5.250%, 2/15/22 – AMBAC Insured
575	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	B2	606,251
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	B2	106,538
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
320	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	5/17 at 100.00	A3	326,842
	2007A, 5.000%, 5/01/32
4,000	Ulster County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Kingston	11/09 at 101.00	A2	4,112,200
	Hospital, Series 1999, 5.650%, 11/15/24
3,515	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	8/09 at 101.00	AAA	3,655,881
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39
650	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B+	694,285
	Series 2001A, 7.125%, 7/01/31

46,485	Total Health Care			48,001,578

	Housing/Multifamily – 5.2% (3.5% of Total Investments)
2,585	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AAA	2,678,991
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured
3,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/11 at 101.00	AA	3,091,470
	Series 2001A, 5.500%, 11/01/31
750	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	776,280
	Series 2004A, 5.250%, 11/01/30
680	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	679,436
	Series 2005F-1, 4.750%, 11/01/35

7,015	Total Housing/Multifamily			7,226,177

	Housing/Single Family – 3.5% (2.3% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	676,921
	Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)
1,350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	1,300,374
	(Alternative Minimum Tax)
1,955	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/09 at 100.00	Aa1	2,011,988
	(Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	825,762
	(Alternative Minimum Tax)

4,790	Total Housing/Single Family			4,815,045

	Long-Term Care – 5.0% (3.3% of Total Investments)
	Appleridge Retirement Community Inc., New York, GNMA Collateralized Mortgage Revenue Bonds,
	Series 1999:
1,150	5.700%, 9/01/31	9/09 at 102.00	Aaa	1,208,121
1,250	5.750%, 9/01/41	9/09 at 102.00	Aaa	1,314,450
600	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	632,334
	Westchester Project, Series 2006, 5.200%, 2/15/41
375	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa3	383,603
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
250	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	A	252,133
	5.000%, 7/01/35 – ACA Insured
750	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	794,205
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
2,190	Yonkers Industrial Development Agency, New York, FHA-Insured Mortgage Revenue Bonds, Michael	2/09 at 101.00	AAA	2,246,852
	Malotz Skilled Nursing Pavilion, Series 1999, 5.450%, 2/01/29 – MBIA Insured

6,565	Total Long-Term Care			6,831,698

	Tax Obligation/General – 9.4% (6.3% of Total Investments)
2,200	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AAA	2,084,500
	4.500%, 2/15/47 – MBIA Insured (UB)
2,600	New York City, New York, General Obligation Bonds, Fiscal Series 1999J, 5.125%, 5/15/29 –	5/09 at 101.00	AAA	2,667,392
	MBIA Insured
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	1,061,140
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,500	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	1,571,175
600	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	628,080
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – MBIA Insured	No Opt. Call	AAA	788,904
720	5.250%, 10/01/19 – MBIA Insured	No Opt. Call	AAA	789,264
2,280	Rockland County, New York, General Obligation Bonds, Series 1999, 5.600%, 10/15/16	10/09 at 101.00	AA–	2,409,960
	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
500	5.250%, 7/01/23	1/08 at 100.00	A3	502,500
500	5.250%, 7/01/24	1/08 at 100.00	A3	502,500

12,620	Total Tax Obligation/General			13,005,415

	Tax Obligation/Limited – 31.9% (21.3% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,059,560
1,155	Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds,	9/15 at 100.00	AAA	1,215,684
	Series 2005A, 5.000%, 9/01/18 – MBIA Insured
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AAA	626,598
	2005A, 5.250%, 7/01/24 – CIFG Insured
10	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	AAA	10,550
	Services Facilities, Series 2000D, 5.875%, 8/15/18 – FSA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	516,125
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Service Contract Bonds, Child Care Facilities	4/12 at 100.00	AA–	1,043,670
	Development Program, Series 2002, 5.375%, 4/01/19
185	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	193,845
	2005F, 5.000%, 3/15/21 – FSA Insured
550	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	603,955
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	2,093,200
2,000	5.000%, 11/15/30	11/12 at 100.00	AA	2,042,880
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,700	5.750%, 1/01/17	No Opt. Call	AA–	1,894,191
1,000	5.125%, 1/01/29	7/12 at 100.00	AA–	1,032,250
1,130	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	1,164,635
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,100	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	1,143,868
810	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	841,274
1,875	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,945,013
2,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AAA	2,188,158
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,729,986
	Series 2003E, 5.000%, 2/01/23
2,115	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	2,213,115
	Series 2007C-1, 5.000%, 11/01/27
700	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AAA	718,074
	5.000%, 11/15/44 – AMBAC Insured
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,035,940
	2003A, 5.000%, 3/15/21
1,190	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	1,227,509
	Development and Housing, Series 2006A, 5.000%, 3/15/36
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,
	Series 2005B:
3,400	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AAA	3,806,028
1,000	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	1,048,010
1,625	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,694,436
	5.000%, 4/01/27
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
4,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	4,221,280
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	2,101,000
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,067,770
	State Contingency Contract-Backed Bonds, Series 2003B–1C, 5.500%, 6/01/21
3,345	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	AAA	3,478,098
	Colahan Court Complex, Series 1999, 5.250%, 10/15/15 – AMBAC Insured

41,750	Total Tax Obligation/Limited			43,956,702

	Transportation – 12.2% (8.1% of Total Investments)
310	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	325,522
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	1,046,030
	Series 2002A, 5.125%, 11/15/22 – FGIC Insured
1,750	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B	2,079,700
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
105	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/08 at 102.00	BB+	103,088
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B	1,162,520
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
450	New York City Industrial Development Authority, New York, JetBlue,, 5.000%, 5/15/20	5/12 at 100.00	B	432,414
	(Alternative Minimum Tax)
865	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AAA	894,237
	AMBAC Insured
700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	725,928
	FSA Insured
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	516,765
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
800	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA	845,704
1,300	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	1,355,094
615	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	639,120
3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth	10/07 at 101.00	AAA	3,044,010
	Series 2000, 5.750%, 10/15/26 – MBIA Insured (Alternative Minimum Tax)
1,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,	1/12 at 100.00	Aa2	1,049,810
	5.250%, 1/01/16
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,574,750
	Series 2002B, 5.000%, 11/15/21

15,895	Total Transportation			16,794,692

	U.S. Guaranteed – 17.1% (11.4% of Total Investments) (4)
390	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	N/R (4)	418,774
	(Pre-refunded 7/15/11)
25	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	Aaa	26,481
	Services Facilities, Series 2000D, 5.875%, 8/15/18 (Pre-refunded 8/15/10) – FSA Insured
490	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	523,104
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
885	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	905,390
	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured
1,250	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	9/07 at 102.00	AAA	1,276,188
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
5,520	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AAA	5,957,681
	5.250%, 4/01/23 (Pre-refunded 10/01/14) – FSA Insured
	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed
	Bonds, Series 2000:
265	6.000%, 6/01/15 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	282,702
1,360	6.150%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	1,437,289
570	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/10 at 102.00	N/R (4)	624,572
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	4/13 at 100.00	AAA	1,067,080
	Series 2003A, 5.250%, 4/01/23 (Pre-refunded 4/01/13) – MBIA Insured
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/12 at 100.00	AAA	1,051,540
	Facilities and Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded 3/15/12)
3,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1997A,	1/22 at 100.00	Aa2 (4)	3,310,350
	5.250%, 1/01/28 (Pre-refunded 1/01/22)
2,250	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	AAA	2,377,103
	(Mandatory put 7/15/19) (Pre-refunded 7/15/09)
600	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 2004A,	6/09 at 101.00	N/R (4)	637,032
	6.875%, 12/01/34 (Pre-refunded 6/01/09)
750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	815,753
	10/01/24 (Pre-refunded 10/01/10)
1,250	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	7/10 at 101.00	AAA	1,362,988
	Asset-Backed Bonds, Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)
1,400	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	BBB– (4)	1,528,268
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

22,005	Total U.S. Guaranteed			23,602,295

	Utilities – 6.7% (4.5% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	2,610,550
2,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AAA	2,604,925
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	258,072
	5.000%, 12/01/35 – CIFG Insured
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa3	259,059
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put
|	11/15/14) (Alternative Minimum Tax)
600	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa3	624,473
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24
	(Mandatory put 11/15/13) (Alternative Minimum Tax)
2,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/30	11/10 at 100.00	Aa2	2,069,859
465	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	AAA	489,342
	11/15/19 – FGIC Insured
370	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	No Opt. Call	N/R	369,344
	Cogeneration Partners Facility, Series 1998, 4.875%, 1/01/08 (Alternative Minimum Tax)

8,935	Total Utilities			9,285,624

	Water and Sewer – 2.1% (1.4% of Total Investments)
1,130	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AA+	1,195,358
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
1,650	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/17 at 100.00	AA	1,705,571
	Bonds, Fiscal Series 2007DD, 5.000%, 6/15/38

2,780	Total Water and Sewer			2,900,929

$ 198,325	Total Investments (cost $200,703,039) – 150.0%			206,844,757

	Floating Rate Obligations – (1.1)%			(1,465,000)

	Other Assets Less Liabilities – 1.1%			1,529,271

	Preferred Shares, at Liquidation Value – (50.0)%			(69,000,000)

	Net Assets Applicable to Common Shares – 100%			$137,909,028

Forward Swaps outstanding at June 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Morgan Stanley	$4,500,000	Pay	3-Month USD-LIBOR	5.771%	Semi-Annually	7/20/07	7/20/34	$(30,734)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At June 30, 2007, the cost of investments was $199,159,882.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2007, were as follows:

Gross unrealized:
Appreciation	$6,985,447
Depreciation	(765,834)

Net unrealized appreciation (depreciation) of investments	$6,219,613

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 29, 2007

* Print the name and title of each signing officer under his or her signature.